DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Deposits Abstract
DEPOSITS

NOTE 4 – DEPOSITS

The Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942. As of September 30, 2025 and December 31, 2024, the balance was $16,942 for each period.

NOTE 4 – DEPOSITS

Additionally, the Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942. As of December 31, 2024 and December 31, 2023, the balance was $16,942 for each period.